Long-term debt - Revolving Facility (Details) - CAD ($)		12 Months Ended
	Jun. 03, 2016	Mar. 31, 2017	Mar. 31, 2018
Disclosure of detailed information about borrowings [line items]
Revolving facility outstanding		$ 6,642,000	$ 0
The Revolving Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 200,000,000
Increase in credit facility commitments	250,000,000
Credit commitment	25,000,000
Credit sub-commitment	5,000,000
Swingline commitment	$ 25,000,000
Borrowings, maturity	P5Y
Revolving facility outstanding		6,642,000
Unused borrowing capacity		80,671,000	97,830,000
The Revolving Facility | Carrying value
Disclosure of detailed information about borrowings [line items]
Borrowings		552,000	568,000
The Revolving Facility | Deferred Financing Charges
Disclosure of detailed information about borrowings [line items]
Borrowings		2,071,000
Credit facility
Disclosure of detailed information about borrowings [line items]
Deferred financing charges expensed		$ 946,000
Other Noncurrent Liabilities | The Revolving Facility | Deferred Financing Charges
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 1,694,000